Provision for post-employment benefits - Weighted Average Assumptions Used For Actuarial Valuations (Detail)		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
United Kingdom [member]
Disclosure of defined benefit plans [line items]
Discount rate	[1]	1.30%	2.00%	2.80%	2.40%
Rate of increase in pensions in payment		4.40%	4.40%	4.30%	4.10%
Inflation		2.80%	2.60%	2.80%	2.70%
North America [member]
Disclosure of defined benefit plans [line items]
Discount rate	[1]	2.00%	3.00%	4.10%	3.50%
Rate of increase in salaries		3.00%	3.00%	3.00%	3.10%
Inflation					4.00%
Western Continental Europe [member]
Disclosure of defined benefit plans [line items]
Discount rate	[1]	0.90%	1.20%	2.00%	1.90%
Rate of increase in salaries		2.20%	2.20%	2.30%	1.90%
Rate of increase in pensions in payment		1.80%	1.80%	1.20%	1.20%
Inflation		1.70%	1.70%	1.70%	1.70%
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe [member]
Disclosure of defined benefit plans [line items]
Discount rate	[1]	4.20%	4.60%	5.00%	4.20%
Rate of increase in salaries		5.20%	6.10%	5.80%	5.50%
Inflation		3.70%	3.70%	3.60%	4.00%

[1]	Discount rates are based on high-quality corporate bond yields. In countries where there is no deep market in corporate bonds, the discount rate assumption has been set with regard to the yield on long-term government bonds.